RESTRUCTURING (Details) ¥ in Thousands	12 Months Ended
Mar. 31, 2018 JPY (¥)
Restructuring Cost and Reserve [Line Items]
Restructuring charge	¥ 781,372
Cash paid	(248,947)
Non-cash	(341,578)
Accrual ending balance	190,847
Termination Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring charge	144,015
Cash paid	(144,015)
Lease Exit Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charge	272,724
Cash paid	(92,779)
Accrual ending balance	179,945
Leasehold improvements
Restructuring Cost and Reserve [Line Items]
Restructuring charge	341,578
Non-cash	(341,578)
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charge	23,055
Cash paid	(12,153)
Accrual ending balance	¥ 10,902